Investment Strategy - Nuveen International Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of value companies. Value companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): MSCI ACWI Ex/US Value Index, S&P Global BMI Value Index and MSCI World IMI Value Index. The Fund may invest in equity securities issued by companies with small, mid and large capitalizations. Under normal circumstances, the Fund invests at least 80% of its net assets in non-U.S. equity securities and may invest up to 20% of its net assets in equity securities of companies located in emerging market countries. No more than 35% of the Fund’s net assets may be invested in equity securities of companies located in a single non-U.S. country. In selecting securities, the Fund’s sub-adviser seeks to invest in businesses at attractive valuations through a disciplined, consistent research process. The Fund’s investment strategy is not designed to track the performance of any specific benchmark.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in equity securities issued by companies with small, mid and large capitalizations. Under normal circumstances, the Fund invests at least 80% of its net assets in non-U.S. equity securities and may invest up to 20% of its net assets in equity securities of companies located in emerging market countries. No more than 35% of the Fund’s net assets may be invested in equity securities of companies located in a single non-U.S. country. In selecting securities, the Fund’s sub-adviser seeks to invest in businesses at attractive valuations through a disciplined, consistent research process.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of value companies. Value companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): MSCI ACWI Ex/US Value Index, S&P Global BMI Value Index and MSCI World IMI Value Index.